Other Intangible Assets (Additional Information) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Other Intangible Assets [Line Items]
Intangible Assets, Net (Excluding Goodwill)	$ 17,948,000		$ 20,190,000
Useful lives	20 years
Amortization Of Intangible Assets	1,796,000		1,858,000
Trademarks [Member]
Other Intangible Assets [Line Items]
Finite Lived Intangible Assets Cost Incurred To Create Or Defend	27,000		3,000
Patents [Member]
Other Intangible Assets [Line Items]
Finite Lived Intangible Assets Cost Incurred To Create Or Defend	342,000		292,000
Noncompete Agreements [Member]
Other Intangible Assets [Line Items]
Intangible Assets, Net (Excluding Goodwill)	85,000	[1]	155,000	[2]
Useful lives	5 years
Customer Relationships [Member]
Other Intangible Assets [Line Items]
Intangible Assets, Net (Excluding Goodwill)	4,476,000	[3]	5,696,000	[4]
Developed Technologies Including Patents [Member]
Other Intangible Assets [Line Items]
Intangible Assets, Net (Excluding Goodwill)	8,133,000	[5]	8,975,000	[6]
Cyalume Specialty Products Inc [Member] | Patents [Member]
Other Intangible Assets [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total	50,000
Cyalume Specialty Products Inc [Member] | Noncompete Agreements [Member]
Other Intangible Assets [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total	160,000		160,000
Cyalume Specialty Products Inc [Member] | Customer Relationships [Member]
Other Intangible Assets [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total	920,000		920,000
Combat Training Solutions Inc [Member] | Patents [Member]
Other Intangible Assets [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	221,000
Intangible Assets, Gross (Excluding Goodwill), Total			238,000
Intangible Assets, Net (Excluding Goodwill)	17,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total	410,000
Combat Training Solutions Inc [Member] | Noncompete Agreements [Member]
Other Intangible Assets [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total	140,000		140,000
Combat Training Solutions Inc [Member] | Trade Names [Member]
Other Intangible Assets [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total			90,000
Combat Training Solutions Inc [Member] | Customer Relationships [Member]
Other Intangible Assets [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	780,000
Intangible Assets, Net (Excluding Goodwill)	60,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total	$ 840,000		$ 840,000

[1]	Includes non-compete agreement obtained in the acquisition of CSP with a cost of $160,000 that is expected to be fully amortized in August 2016. Non-compete agreement obtained in the acquisition of CTS with an initial cost of $140,000 was determined to be fully impaired in 2013 (see Note 3 Impairment Charges).
[2]	Includes non-compete agreement obtained in the acquisition of CSP with a cost of $160,000 that is expected to be fully amortized in August 2016. Also includes non-compete agreement obtained in the acquisition of CTS with an initial cost of $140,000 (see Note 3 Impairment Charges).
[3]	Includes customer relationships obtained in the acquisition of CSP with a cost of $920,000 that is expected to be fully amortized in December 2019. Customer relationships obtained in the acquisition of CTS with a cost of $840,000 was impaired by approximately $780,000 (see Note 3 Impairment Charges) and the $60,000 of CTS customer relationships remaining after the impairment is expected to be fully amortized in December 2021.
[4]	Includes customer relationships obtained in the acquisition of CSP with a cost of $920,000 that is expected to be fully amortized in December 2019. Also includes customer relationships obtained in the acquisition of CTS with a cost of $840,000 (see Note 3 Impairment Charges).
[5]	Includes a patent obtained in the acquisition of CSP with a cost of $50,000 that is expected to be fully amortized in August 2026. Patents obtained in the acquisition of CTS with an initial cost of $410,000 and a December 31, 2012 gross value of approximately $238,000 were impaired by approximately $221,000 during 2013 (see Note 3 Impairment Charges) and the $17,000 of CTS patents remaining after the impairment is expected to be fully amortized in December 2021.
[6]	Includes a patent obtained in the acquisition of CSP with a cost of $50,000 that is expected to be fully amortized in August 2026. Also includes patents obtained in the acquisition of CTS with an initial cost of $410,000 and a December 31, 2012 gross value of approximately $238,000 (see Note 3 Impairment Charges).